Summary of Significant Accounting Policies - Additional Information (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2018
Disclosure of summary of significant accounting policies [line items]
Term of financial liability settlement		12 months
Maturity of cash and cash equivalent		three months or less
Periods of maturity for highly liquid investments		three months or less
Material modifications to any share-based payment transactions		There were no material modifications to any share-based payment transactions during 2018, 2017, and 2016
Adoption of New Accounting Standards
Disclosure of summary of significant accounting policies [line items]
Increase in assets and liabilities	€ 500
Top of range
Disclosure of summary of significant accounting policies [line items]
Average duration of investment portfolio		1 year
Acquired Developed Technology and Patents
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives		2 to 5 years
Property and Equipment
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives		3 to 5
Leasehold Improvements
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives		shorter of the lease term or useful life